Details of Significant Accounts - Revenue, schedule of revenue recognized that was included in contract liability balance at beginning of the period (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Details of Significant Accounts
Revenue recognized that was included in the contract liability balance at the beginning of the period	$ 11,877	$ 9,763